Schedule of Amounts Recognized in Balance Sheet (Detail) (Pension Plan, USD $) In Millions, unless otherwise specified	Sep. 28, 2012	Sep. 30, 2011
Pension Plan
Amounts reflected in other liabilities:
Non-current liabilities	$ (29)	$ (24)
Amounts recognized in accumulated other comprehensive income (before income taxes) consist of:
Net actuarial loss	$ (39)	$ (34)
Weighted-average assumptions used to determine pension benefit obligations at year end:
Discount rate	3.70%	4.50%